Trade and Other Payables - Schedule of Trade and Other Payables Not Denominated in Functional Currency (Details) - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
United States dollar [Member]
Schedule of Trade and Other Payables Not Denominated in Functional Currency [Line Items]
Trade and other payables	RM 869,929	RM 1,416,836